Earnings/(Losses) per Share	12 Months Ended
Dec. 31, 2016
Earnings/(Losses) per Share [Abstract]
Earnings/(Losses) per Share

27. Earnings/(Losses) per Share

(a)  Basic earnings/(losses) per share

Basic earnings/(losses) per share is calculated by dividing the net income/(loss) attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares in issue during the year. Periodic accretion to Preferred Shares of HMHL (Note 20) is recorded as deductions to consolidated net income to arrive at net income/(loss) available to the Company’s ordinary shareholders for purpose of calculating the consolidated basic earnings/(losses) per share.

	Year Ended
	December 31,
	2016	2015	2014
Weighted average number of outstanding ordinary shares in issue	59,715,173	54,659,315	52,563,387
Net income/(loss) from continuing operations (US$’000)	14,557	10,427	(6,120)
Net income attributable to non-controlling interests (US$’000)	(2,859)	(2,434)	(2,203)
Accretion on redeemable non-controlling interests (US$’000)	—	(43,001)	(25,510)
Net income/(loss) for the year attributable to ordinary shareholders of the Company—Continuing operations (US$’000)	11,698	(35,008)	(33,833)
Income from discontinued operation, net of tax (US$’000)	—	—	2,034
Net income attributable to non-controlling interests (US$’000)	—	—	(1,017)
Net income for the year attributable to ordinary shareholders of the Company—Discontinued operation (US$’000)	—	—	1,017
	11,698	(35,008)	(32,816)
Earnings/(losses) per share attributable to ordinary shareholders of the Company (US$ per share)
—Continuing operations	0.20	(0.64)	(0.64)
—Discontinued operation	—	—	0.02
	0.20	(0.64)	(0.62)

(b)  Diluted earnings/(losses) per share

Diluted earnings/(losses) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, by the weighted average number of ordinary and dilutive ordinary share equivalent outstanding during the period. Dilutive ordinary share equivalents include shares and treasury shares issuable upon the exercise or settlement of share‑based awards issued by the Company and its subsidiaries using the treasury stock method and the ordinary shares issuable upon the conversion of the Preferred Shares issued by HMHL using the if‑converted method. The computation of diluted earnings/(losses) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti‑dilutive effect.

In determining the impact from share‑based awards and Preferred Shares issued by HMHL, the Company first calculates the diluted earnings per share at the HMHL and includes in the numerator of consolidated earnings/(losses) per share the amount based on the diluted earnings/(losses) per share of HMHL multiplied by the number of shares owned by the Company. If dilutive, the percentage of the Company’s shareholding in HMHL was calculated by treating Preferred Shares issued by HMHL as having been converted at the beginning of the period and share options as having been exercised during the period.

For purpose of calculating earnings per share for discontinued operation, the same number of potential ordinary shares used in computing the diluted per share amount for income from continuing operations was used in computing diluted per share amount for income from discontinued operation.

	Year Ended
	December 31,
	2016	2015	2014
Weighted average number of outstanding ordinary shares in issue	59,715,173	54,659,315	52,563,387
Adjustment for share options	255,877	—	—
	59,971,050	54,659,315	52,563,387
Net income/(loss) for the year attributable to ordinary shareholders of the Company—Continuing operations (US$’000)	11,698	(35,008)	(33,833)
Income from discontinued operation, net of tax (US$’000)	—	—	2,034
Net income attributable to non-controlling interests (US$’000)	—	—	(1,017)
Net income for the year attributable to ordinary shareholders of the Company—Discontinued operation (US$’000)	—	—	1,017
	11,698	(35,008)	(32,816)
(Losses)/earnings per share attributable to ordinary shareholders of the Company (US$ per share)
—Continuing operations	0.20	(0.64)	(0.64)
—Discontinued operation	—	—	0.02
	0.20	(0.64)	(0.62)

For the years ended December 31, 2015 and 2014, the Preferred Shares issued by HMHL and share options issued by the Company and HMHL were not included in the calculation of diluted loss per share because of their anti‑dilutive effect.